UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
1/31/18 (Unaudited)

CONVERTIBLE BONDS AND NOTES (72.7%)(a)
			Principal amount	Value

Aerospace and defense (1.6%)

Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec. sub. notes 2.25%, 12/15/23			$4,693,000	$5,886,697

Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24			4,800,000	5,494,742

				11,381,439
Automotive (1.2%)

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			3,586,000	3,891,197

Tesla, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21			4,090,000	4,703,803

				8,595,000
Biotechnology (3.3%)

Alder Biopharmaceuticals, Inc. cv. sr. unsec. notes 2.50%, 2/1/25			1,872,000	1,821,297

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.50%, 10/15/20			5,699,000	6,662,114

Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25			3,585,000	3,418,459

Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22			6,730,000	7,803,893

Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes 2.25%, 5/15/24			2,845,000	3,828,576

				23,534,339
Broadcasting (2.2%)

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			9,076,000	11,309,604

Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46			4,430,000	4,653,857

				15,963,461
Cable television (2.0%)

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			13,887,000	14,746,022

				14,746,022
Capital goods (1.1%)

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			5,990,000	7,953,139

				7,953,139
Commercial and consumer services (4.5%)

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			5,404,000	7,142,148

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			6,004,000	5,716,528

Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21			2,485,000	2,980,449

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20			7,140,000	10,585,079

Square, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/22			3,021,000	6,331,351

				32,755,555
Components (0.6%)

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36			4,510,000	4,092,221

				4,092,221
Computers (6.5%)

Akamai Technologies, Inc. cv. sr. unsec. bonds zero %, 2/15/19			2,850,000	2,865,875

Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20			5,874,000	4,934,160

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			3,105,000	4,113,563

HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22			4,733,000	5,683,789

Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23			3,869,000	3,763,725

RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22			7,205,000	9,634,526

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18			3,470,000	6,983,049

Synchronoss Technologies, Inc. cv. sr. unsec. notes 0.75%, 8/15/19			1,834,000	1,613,003

Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24			7,260,000	7,409,970

				47,001,660
Conglomerates (0.8%)

Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. bonds 1.65%, 8/16/19 (Netherlands)			4,750,000	5,754,245

				5,754,245
Construction (1.2%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)			5,425,000	5,805,607

Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23			2,721,000	2,787,153

				8,592,760
Consumer finance (0.6%)

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3.00%, 7/1/20			3,688,000	4,031,002

				4,031,002
Consumer services (2.6%)

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22			6,279,000	7,175,101

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47			6,976,000	7,048,529

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22			3,897,000	4,323,722

				18,547,352
Electrical equipment (0.7%)

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22			4,297,000	4,837,829

				4,837,829
Electronics (11.8%)

GT Advanced Technologies, Inc. cv. sr. unsec. sub. notes 3.00%, 12/15/20(F)			2,944,000	294

Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21 (acquired various dates from 9/7/16 to 5/9/17, cost $5,289,733)(RES)			5,270,000	4,866,845

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39			5,655,000	13,065,312

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes 1.625%, 2/15/27			20,187,000	24,665,991

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			6,690,000	10,191,533

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33			1,653,000	6,595,890

NXP Semiconductors NV cv. sr. unsec. bonds 1.00%, 12/1/19			4,624,000	5,816,229

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			7,385,000	10,557,256

OSI Systems, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/1/22			5,990,000	5,511,639

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			2,020,000	3,592,328

				84,863,317
Energy (oil field) (0.1%)

Oil States International, Inc. 144A cv. sr. unsec. notes 1.50%, 2/15/23			469,000	479,104

				479,104
Entertainment (0.7%)

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19			3,738,000	5,019,319

				5,019,319
Gaming and lottery (0.9%)

Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24			2,958,150	6,213,162

				6,213,162
Health-care services (0.6%)

Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22			3,770,000	4,358,403

				4,358,403
Insurance (0.5%)

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37			2,775,000	3,556,526

				3,556,526
Investment banking/Brokerage (0.5%)

Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.375%, 2/1/22			3,194,000	3,257,880

				3,257,880
Manufacturing (0.6%)

Greenbrier Cos., Inc. (The) 144A cv. sr. unsec. notes 2.875%, 2/1/24			4,018,000	4,608,529

				4,608,529
Media (1.2%)

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			7,150,000	8,759,622

				8,759,622
Medical technology (1.3%)

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/18 (China) (In default)(NON)(F)			3,213,000	205,632

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/17/18 (China) (In default)(NON)(F)			3,544,000	198,464

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21			3,388,000	3,785,206

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20			4,876,000	5,040,565

				9,229,867
Oil and gas (2.4%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26			8,326,000	7,607,325

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			3,014,000	3,197,604

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			7,347,000	6,832,710

				17,637,639
Pharmaceuticals (4.5%)

Clovis Oncology, Inc. cv. sr. unsec. notes 2.50%, 9/15/21			4,430,000	5,581,698

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22			5,405,000	5,261,578

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)			11,131,000	11,520,585

Pacira Pharmaceuticals, Inc. (Delaware) 144A cv. sr. unsec. sub. notes 2.375%, 4/1/22			7,536,000	7,258,585

Teligent, Inc. cv. sr. unsec. notes 3.75%, 12/15/19			2,975,000	2,683,150

				32,305,596
Real estate (2.7%)

Colony Starwood Homes 144A cv. sr. unsec. notes 3.50%, 1/15/22(R)			6,927,000	7,818,969

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)			5,280,000	5,947,867

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			5,630,000	5,954,288

				19,721,124
Semiconductor (4.9%)

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22			4,361,000	6,192,437

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22			5,624,000	6,279,764

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			1,008,000	3,515,911

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			2,275,000	12,956,043

Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23			4,125,000	6,304,122

				35,248,277
Shipping (1.3%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24			6,163,000	6,481,103

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			3,171,000	2,896,709

				9,377,812
Software (4.2%)

Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23			5,171,000	5,610,535

Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22			5,003,000	5,804,816

Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24			4,813,000	5,849,282

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19			2,865,000	5,133,653

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5.25%, 5/15/18			2,623,000	2,678,739

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22			5,221,000	5,436,398

				30,513,423
Technology services (3.8%)

Carbonite, Inc. 144A cv. sr. unsec. unsub. notes 2.50%, 4/1/22			2,600,000	3,182,920

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4.25%, 8/15/18			2,245,000	6,822,173

J2 Cloud Services, LLC cv. sr. unsec. notes 3.25%, 6/15/29			5,110,000	6,584,424

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			4,482,000	6,086,592

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			4,650,000	4,382,002

				27,058,111
Telecommunications (0.5%)

CalAmp Corp. cv. sr. unsec. notes 1.625%, 5/15/20			3,005,000	3,297,988

Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(NON)(F)			5,121,000	512

				3,298,500
Tobacco (0.8%)

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			5,295,000	5,992,812

				5,992,812
Trucks and parts (0.5%)

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22			4,018,000	3,301,611

				3,301,611

Total convertible bonds and notes (cost $458,132,988)				$522,586,658

CONVERTIBLE PREFERRED STOCKS (21.3%)(a)
			Shares	Value

Banking (1.9%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			5,335	$6,732,770

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			5,588	7,152,640

				13,885,410
Computers (0.6%)

NCR Corp. Ser. A, 5.50% cv. pfd.(PIK)			3,070	4,384,739

				4,384,739
Consumer (1.3%)

Stanley Black & Decker, Inc. $5.375 cv. pfd.(S)			75,882	9,039,936

				9,039,936
Electric utilities (2.6%)

DTE Energy Co. $3.25 cv. pfd.			155,415	8,241,114

NextEra Energy, Inc. $3.06 cv. pfd.(S)			186,740	10,584,890

				18,826,004
Financial (1.2%)

AMG Capital Trust II $2.575 cv. pfd.(S)			141,220	8,853,294

				8,853,294
Health-care services (1.3%)

Anthem, Inc. $2.63 cv. pfd.			149,899	9,064,393

				9,064,393
Manufacturing (2.0%)

Belden, Inc. $6.75 cv. pfd.			59,316	6,627,525

Rexnord Corp. Ser. A, $2.88 cv. pfd.			133,553	8,168,101

				14,795,626
Medical technology (2.1%)

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.(S)			238,385	14,951,507

				14,951,507
Oil and gas (1.4%)

Hess Corp. $4.00 cv. pfd.			164,495	9,848,316

				9,848,316
Pharmaceuticals (1.6%)

Allergan PLC Ser. A, 5.50% cv. pfd.			17,865	11,571,161

				11,571,161
Power producers (0.4%)

Dynegy, Inc. $7.00 cv. pfd.			32,928	2,728,062

				2,728,062
Real estate (1.6%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			145,767	5,376,557

iStar, Inc. Ser. J, $2.25 cv. pfd.(R)			132,360	6,212,211

				11,588,768
Regional Bells (—%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			190	9,323

				9,323
Technology services (1.5%)

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.			45,699	10,503,764

				10,503,764
Telecommunications (1.8%)

Crown Castle International Corp. Ser. A, 6.875% cv. pfd.(S)			11,548	12,984,237

				12,984,237

Total convertible preferred stocks (cost $138,777,194)				$153,034,540

COMMON STOCKS (3.8%)(a)
			Shares	Value

Alphabet, Inc. Class C(NON)			1,890	$2,211,187

Bank of America Corp.			112,520	3,600,640

Citigroup, Inc.			28,780	2,258,654

Danaher Corp.			20,025	2,028,132

GT Advanced Technologies, Inc.(F)			476	5

Live Nation Entertainment, Inc.(NON)(S)			67,405	3,037,269

salesforce.com, Inc.(NON)			89,140	10,153,937

Stone Energy Corp.(NON)(S)			32,868	1,187,850

T-Mobile US, Inc.(NON)			45,136	2,938,354

Total common stocks (cost $20,660,104)				$27,416,028

CORPORATE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Stone Energy Corp. company guaranty notes 7.50%, 5/31/22			$1,088,508	$1,096,672

Total corporate bonds and notes (cost $1,227,085)				$1,096,672

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

GT Advanced Technologies, Inc.(F)	3/17/19	$0.00	487	$5

GT Advanced Technologies, Inc.(F)	3/17/19	0.00	331	3

Total warrants (cost $91,926)				$8

SHORT-TERM INVESTMENTS (3.4%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.45%(AFF)			14,275,747	$14,275,747

Putnam Cash Collateral Pool, LLC 1.57%(AFF)			10,023,725	10,023,725

Total short-term investments (cost $24,299,472)				$24,299,472

TOTAL INVESTMENTS

Total investments (cost $643,188,769)				$728,433,378

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $718,688,447.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,866,845, or 0.7% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$18,807,175	$27,704,072	$36,487,522	$53,852	$10,023,725
	Putnam Short Term Investment Fund**	20,689,743	55,620,095	62,034,091	92,944	14,275,747

	Total Short-term investments	$39,496,918	$83,324,167	$98,521,613	$146,796	$24,299,472
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $10,023,725, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $9,777,995.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,938,354	$—	$—
Conglomerates	2,028,132	—	—
Consumer cyclicals	3,037,269	—	—
Energy	1,187,850	—	—
Financials	5,859,294	—	—
Technology	12,365,124	—	5
Total common stocks	27,416,023	—	5
Convertible bonds and notes	—	522,181,756	404,902
Convertible preferred stocks	9,848,316	143,186,224	—
Corporate bonds and notes	—	1,096,672	—
Warrants	—	—	8
Short-term investments	14,275,747	10,023,725	—

Totals by level	$51,540,086	$676,488,377	$404,915

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$8	$—

Total	$8	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		800

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018